Dispositions (Tables)	9 Months Ended
Sep. 30, 2025
Dispositions [Abstract]
Schedule of Fair Value of Consideration Received and Receivable

The carrying value of the remaining unresolved components of contingent consideration receivable as of September 30, 2025 December 31, 2024 was as follows:

	September 30,	December 31,
	2025	2024
Assets:
IPO Share consideration	$1,463,518	$1,463,518

Liabilities:
Indemnification Clause	$143,974	$143,974
The Company has classified the following liabilities related to BTG as held for sale as of September 30, 2025 and December 31, 2024:
	September 30,	December 31,
	2025	2024
Accounts payable, accrued expenses and other current liabilities	$16,198	$—
Contract liabilities	47,909	—
Total current liabilities held for sale	$64,107	$—